Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class	We disaggregate our revenue based on product type and customer class as shown below for the years ended
December 31, 2024, 2023 and 2022:

(in thousands)	2024	2023	2022

Consumables and related revenues	$1,005,982	$951,366	$1,029,791
Instruments	72,583	84,111	96,436
Molecular Diagnostics	1,078,565	1,035,477	1,126,227

Consumables and related revenues	754,257	774,847	859,133
Instruments	145,392	154,987	156,158
Life Sciences	899,649	929,834	1,015,291
Total net sales	$1,978,214	$1,965,311	$2,141,518
Additionally, we disaggregate our revenue based on the product categories as shown below for the years ended
December 31, 2024, 2023 and 2022:

(in thousands)	2024	2023	2022

Sample technologies	$642,031	$662,991	$796,932
Diagnostic solutions	748,888	697,630	660,879
PCR / Nucleic acid amplification	300,468	300,204	390,804
Genomics / NGS	233,608	238,910	224,797
Other	53,219	65,576	68,106
Total net sales	$1,978,214	$1,965,311	$2,141,518